Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS SERIES INC
Entity Central Index Key	0000203002
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000009530 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class Y
Trading Symbol	DGOYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class Y)	$37	0.71%*
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 11.65%, versus a 10.89% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Information Technology (+21%), Industrials (+21%), and Energy (+20%)
    Weakest performing sectors - Financials (flat), Consumer Discretionary (flat), and Communication Services (+1%)
Contributors to Performance
  Health Care - significantly outperformed the Index sector (+20% vs +4%)
    Viatris (+30%), Quest Diagnostics (+23%), and CVS Health (+33%)
  Information Technology - outperformed the Index sector (+31% vs +21%)
    Samsung Electronics (+160%), Applied Materials (+182%), and Texas Instruments (+74%)
  Underweight in Communication Services (average weighting 5% vs 10%), a weaker performing sector of the Index
  Materials - outperformed the Index sector (+21% vs +12%)
    Teck Resources (+25%)
  Individual holdings
    WESCO International (+42%), MGM Resorts (+31%), and Owens Corning (+44%)
    WESCO International - largest individual contributor
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 13% vs 33%)
    AppLovin (-24%), SAP (-36%), and Microsoft (-23%)
  Energy - underperformed the Index sector (+5% vs +20%)
  Industrials - underperformed the Index sector (+14% vs +21%)
    DiDi Global (-37%) - largest individual detractor
    Full Truck Alliance (-18%) - new purchase during the period
  Overweight in Health Care - (average weighting 24% vs 9%)
  Individual holdings
    Capital One Financial (-17%), Prosus (-30%), Markel Group (-9%), JBS (-11%), and AUMOVIO (-18%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class Y)	24.58%	10.42%	13.14%
S&P 1500 Index	22.87%	13.00%	15.17%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 651,400,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$651.4
Total number of portfolio holdings as of 06/30/26	51
Portfolio turnover rate for the period	11%
Total advisory fees paid for the period (in millions)	$1.7

Holdings [Text Block]	Top Sectors as of 06/30/26 Net Assets
Health Care	24.88%
Industrials	14.63%
Information Technology	13.29%
Consumer Discretionary	10.91%
Financials	10.14%

C000009529 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class C
Trading Symbol	DGOCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class C)	$93	1.77%*
*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.77%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 11.09%, versus a 10.89% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Information Technology (+21%), Industrials (+21%), and Energy (+20%)
    Weakest performing sectors - Financials (flat), Consumer Discretionary (flat), and Communication Services (+1%)
Contributors to Performance
  Health Care - significantly outperformed the Index sector (+20% vs +4%)
    Viatris (+30%), Quest Diagnostics (+23%), and CVS Health (+33%)
  Information Technology - outperformed the Index sector (+31% vs +21%)
    Samsung Electronics (+160%), Applied Materials (+182%), and Texas Instruments (+74%)
  Underweight in Communication Services (average weighting 5% vs 10%), a weaker performing sector of the Index
  Materials - outperformed the Index sector (+21% vs +12%)
    Teck Resources (+25%)
  Individual holdings
    WESCO International (+42%), MGM Resorts (+31%), and Owens Corning (+44%)
    WESCO International - largest individual contributor
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 13% vs 33%)
    AppLovin (-24%), SAP (-36%), and Microsoft (-23%)
  Energy - underperformed the Index sector (+5% vs +20%)
  Industrials - underperformed the Index sector (+14% vs +21%)
    DiDi Global (-37%) - largest individual detractor
    Full Truck Alliance (-18%) - new purchase during the period
  Overweight in Health Care - (average weighting 24% vs 9%)
  Individual holdings
    Capital One Financial (-17%), Prosus (-30%), Markel Group (-9%), JBS (-11%), and AUMOVIO (-18%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class C) — Without CDSC*	23.26%	9.26%	12.15%
Davis Opportunity Fund (Class C) — With CDSC*,**	22.26%	9.26%	12.15%
S&P 1500 Index	22.87%	13.00%	15.17%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 651,400,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$651.4
Total number of portfolio holdings as of 06/30/26	51
Portfolio turnover rate for the period	11%
Total advisory fees paid for the period (in millions)	$1.7

Holdings [Text Block]	Top Sectors as of 06/30/26 Net Assets
Health Care	24.88%
Industrials	14.63%
Information Technology	13.29%
Consumer Discretionary	10.91%
Financials	10.14%

C000009527 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class A
Trading Symbol	RPEAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class A)	$50	0.96%*
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 11.53%, versus a 10.89% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Information Technology (+21%), Industrials (+21%), and Energy (+20%)
    Weakest performing sectors - Financials (flat), Consumer Discretionary (flat), and Communication Services (+1%)
Contributors to Performance
  Health Care - significantly outperformed the Index sector (+20% vs +4%)
    Viatris (+30%), Quest Diagnostics (+23%), and CVS Health (+33%)
  Information Technology - outperformed the Index sector (+31% vs +21%)
    Samsung Electronics (+160%), Applied Materials (+182%), and Texas Instruments (+74%)
  Underweight in Communication Services (average weighting 5% vs 10%), a weaker performing sector of the Index
  Materials - outperformed the Index sector (+21% vs +12%)
    Teck Resources (+25%)
  Individual holdings
    WESCO International (+42%), MGM Resorts (+31%), and Owens Corning (+44%)
    WESCO International - largest individual contributor
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 13% vs 33%)
    AppLovin (-24%), SAP (-36%), and Microsoft (-23%)
  Energy - underperformed the Index sector (+5% vs +20%)
  Industrials - underperformed the Index sector (+14% vs +21%)
    DiDi Global (-37%) - largest individual detractor
    Full Truck Alliance (-18%) - new purchase during the period
  Overweight in Health Care - (average weighting 24% vs 9%)
  Individual holdings
    Capital One Financial (-17%), Prosus (-30%), Markel Group (-9%), JBS (-11%), and AUMOVIO (-18%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class A) — Without sales charge	24.28%	10.15%	12.87%
Davis Opportunity Fund (Class A) — With sales charge*	18.37%	9.09%	12.33%
S&P 1500 Index	22.87%	13.00%	15.17%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 651,400,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$651.4
Total number of portfolio holdings as of 06/30/26	51
Portfolio turnover rate for the period	11%
Total advisory fees paid for the period (in millions)	$1.7

Holdings [Text Block]	Top Sectors as of 06/30/26 Net Assets
Health Care	24.88%
Industrials	14.63%
Information Technology	13.29%
Consumer Discretionary	10.91%
Financials	10.14%

C000009531 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class A
Trading Symbol	RFBAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class A)	$50	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 1.33%, versus a 0.64% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.98 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 250 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 51%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  SBA (Small Business Administration) loan position (average weighting of 19%)
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  MBS pass-through position (average weighting of 23%)
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
Detractors from Performance
  Relative performance hindered slightly by 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class A) — Without sales charge	3.27%	1.46%	1.11%
Davis Government Bond Fund (Class A) — With sales charge*	(1.64)%	0.48%	0.62%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Government 1-3 Year Bond Index	2.92%	1.91%	1.76%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 16,700,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$16.7
Total number of portfolio holdings as of 06/30/26	55
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 06/30/26 Net Assets
Collateralized Mortgage Obligations	51.89%
Small Business Administration	18.32%
Fannie Mae Pools	10.28%
Ginnie Mae Pools	6.74%
Freddie Mac Pools	4.89%

Material Fund Change [Text Block]
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009533 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class C
Trading Symbol	DGVCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class C)	$87	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 0.96%, versus a 0.64% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.98 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 250 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 51%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  SBA (Small Business Administration) loan position (average weighting of 19%)
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  MBS pass-through position (average weighting of 23%)
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
Detractors from Performance
  Relative performance hindered slightly by 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class C) — Without CDSC*	2.50%	0.70%	0.50%
Davis Government Bond Fund (Class C) — With CDSC*,**	1.50%	0.70%	0.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Government 1-3 Year Bond Index	2.92%	1.91%	1.76%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 16,700,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$16.7
Total number of portfolio holdings as of 06/30/26	55
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 06/30/26 Net Assets
Collateralized Mortgage Obligations	51.89%
Small Business Administration	18.32%
Fannie Mae Pools	10.28%
Ginnie Mae Pools	6.74%
Freddie Mac Pools	4.89%

Material Fund Change [Text Block]
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009534 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class Y
Trading Symbol	DGVYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class Y)	$37	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class Y shares delivered a total return of 1.46%, versus a 0.64% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.98 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 250 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 51%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  SBA (Small Business Administration) loan position (average weighting of 19%)
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  MBS pass-through position (average weighting of 23%)
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
Detractors from Performance
  Relative performance hindered slightly by 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class Y)	3.52%	1.68%	1.36%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Government 1-3 Year Bond Index	2.92%	1.91%	1.76%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 16,700,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$16.7
Total number of portfolio holdings as of 06/30/26	55
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 06/30/26 Net Assets
Collateralized Mortgage Obligations	51.89%
Small Business Administration	18.32%
Fannie Mae Pools	10.28%
Ginnie Mae Pools	6.74%
Freddie Mac Pools	4.89%

Material Fund Change [Text Block]
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009537 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class Y
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class Y)	$27	0.54%*
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[7]
Net Assets	$ 131,600,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 193,500
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$131.6
Total number of portfolio holdings as of 06/30/26	17
Total advisory fees paid for the period (in thousands)	$193.5
7 day yield	3.18%

Holdings [Text Block]	Portfolio Composition as of 06/30/26 Net Assets
Repurchase Agreements	69.09%
Federal Home Loan Bank	12.75%
Federal Farm Credit Bank	9.11%
Fannie Mae	2.25%

Material Fund Change [Text Block]
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009536 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class C
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class C)	$27	0.54%*
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[8]
Net Assets	$ 131,600,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 193,500
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$131.6
Total number of portfolio holdings as of 06/30/26	17
Total advisory fees paid for the period (in thousands)	$193.5
7 day yield	3.18%

Holdings [Text Block]	Portfolio Composition as of 06/30/26 Net Assets
Repurchase Agreements	69.09%
Federal Home Loan Bank	12.75%
Federal Farm Credit Bank	9.11%
Fannie Mae	2.25%

Material Fund Change [Text Block]
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009538 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class A
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class A)	$27	0.54%*
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[9]
Net Assets	$ 131,600,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 193,500
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$131.6
Total number of portfolio holdings as of 06/30/26	17
Total advisory fees paid for the period (in thousands)	$193.5
7 day yield	3.18%

Holdings [Text Block]	Portfolio Composition as of 06/30/26 Net Assets
Repurchase Agreements	69.09%
Federal Home Loan Bank	12.75%
Federal Farm Credit Bank	9.11%
Fannie Mae	2.25%

Material Fund Change [Text Block]
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009539 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class A
Trading Symbol	RPFGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class A)	$48	0.96%*
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 0.03%, versus a -1.18% return for the Index. The Fund underperformed the 10.21% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+5%) and Insurance (+2%)
    Weakest performing industries - Consumer Finance (-11%), Financial Services (-5%), and Capital Markets (-3%)
Contributors to Performance
  Banks - outperformed the Index industry (+9% vs +5%) and overweight (average weighting 43% vs 28%)
    Fifth Third Bancorp (+22%), PNC Financial Services Group (+20%), and U.S. Bancorp (+15%) - three largest individual contributors
    DBS Group Holdings (+19%), Danske Bank (+17%), and Bank of N.T. Butterfield (+22%)
  Capital Markets - outperformed the Index industry (+14% vs -3%) and underweight (average weighting 7% vs 26%)
    Julius Baer Group (+15%) and Bank of New York Mellon (+26%)
  Underweight in Financial Services (average weighting 14% vs 28%)
  Insurance - outperformed the Index industry (+3% vs +2%) and overweight (average weighting 19% vs 13%)
    Chubb (+10%) and RenaissanceRe Holdings (+13%)
Detractors from Performance
  Consumer Finance - underperformed the Index industry (-15% vs -11%) and overweight (average weighting 13% vs 4%)
    Capital One Financial (-17%) - largest individual detractor
    American Express (-8%)
  Financial Services - underperformed the Index industry (-11% vs -5%)
    Chime Financial (-19%), Fiserv (-27%), Rocket Companies (-19%), and Exor (-9%)
  Non-financial holding
    Prosus (-30%)
  Individual holdings
    Wells Fargo (-10%), Markel Group (-9%), and Ping An Insurance (-20%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Financial Fund (Class A) — Without sales charge	13.67%	12.90%	13.08%
Davis Financial Fund (Class A) — With sales charge*	8.27%	11.81%	12.54%
S&P 500 Index	22.32%	13.40%	15.50%
S&P 500 Financials Index	4.05%	9.85%	13.39%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 1,200,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in billions)	$1.2
Total number of portfolio holdings as of 06/30/26	31
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Industries as of 06/30/26 Net Assets
Banks	43.60%
Insurance	20.18%
Financial Services	13.66%
Consumer Finance	12.69%
Capital Markets	7.00%

C000009541 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class C
Trading Symbol	DFFCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class C)	$87	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -0.37%, versus a -1.18% return for the Index. The Fund underperformed the 10.21% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+5%) and Insurance (+2%)
    Weakest performing industries - Consumer Finance (-11%), Financial Services (-5%), and Capital Markets (-3%)
Contributors to Performance
  Banks - outperformed the Index industry (+9% vs +5%) and overweight (average weighting 43% vs 28%)
    Fifth Third Bancorp (+22%), PNC Financial Services Group (+20%), and U.S. Bancorp (+15%) - three largest individual contributors
    DBS Group Holdings (+19%), Danske Bank (+17%), and Bank of N.T. Butterfield (+22%)
  Capital Markets - outperformed the Index industry (+14% vs -3%) and underweight (average weighting 7% vs 26%)
    Julius Baer Group (+15%) and Bank of New York Mellon (+26%)
  Underweight in Financial Services (average weighting 14% vs 28%)
  Insurance - outperformed the Index industry (+3% vs +2%) and overweight (average weighting 19% vs 13%)
    Chubb (+10%) and RenaissanceRe Holdings (+13%)
Detractors from Performance
  Consumer Finance - underperformed the Index industry (-15% vs -11%) and overweight (average weighting 13% vs 4%)
    Capital One Financial (-17%) - largest individual detractor
    American Express (-8%)
  Financial Services - underperformed the Index industry (-11% vs -5%)
    Chime Financial (-19%), Fiserv (-27%), Rocket Companies (-19%), and Exor (-9%)
  Non-financial holding
    Prosus (-30%)
  Individual holdings
    Wells Fargo (-10%), Markel Group (-9%), and Ping An Insurance (-20%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Financial Fund (Class C) — Without CDSC*	12.78%	12.00%	12.38%
Davis Financial Fund (Class C) — With CDSC*,**	11.78%	12.00%	12.38%
S&P 500 Index	22.32%	13.40%	15.50%
S&P 500 Financials Index	4.05%	9.85%	13.39%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 1,200,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in billions)	$1.2
Total number of portfolio holdings as of 06/30/26	31
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Industries as of 06/30/26 Net Assets
Banks	43.60%
Insurance	20.18%
Financial Services	13.66%
Consumer Finance	12.69%
Capital Markets	7.00%

C000009542 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class Y
Trading Symbol	DVFYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class Y)	$35	0.71%*
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 0.16%, versus a -1.18% return for the Index. The Fund underperformed the 10.21% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+5%) and Insurance (+2%)
    Weakest performing industries - Consumer Finance (-11%), Financial Services (-5%), and Capital Markets (-3%)
Contributors to Performance
  Banks - outperformed the Index industry (+9% vs +5%) and overweight (average weighting 43% vs 28%)
    Fifth Third Bancorp (+22%), PNC Financial Services Group (+20%), and U.S. Bancorp (+15%) - three largest individual contributors
    DBS Group Holdings (+19%), Danske Bank (+17%), and Bank of N.T. Butterfield (+22%)
  Capital Markets - outperformed the Index industry (+14% vs -3%) and underweight (average weighting 7% vs 26%)
    Julius Baer Group (+15%) and Bank of New York Mellon (+26%)
  Underweight in Financial Services (average weighting 14% vs 28%)
  Insurance - outperformed the Index industry (+3% vs +2%) and overweight (average weighting 19% vs 13%)
    Chubb (+10%) and RenaissanceRe Holdings (+13%)
Detractors from Performance
  Consumer Finance - underperformed the Index industry (-15% vs -11%) and overweight (average weighting 13% vs 4%)
    Capital One Financial (-17%) - largest individual detractor
    American Express (-8%)
  Financial Services - underperformed the Index industry (-11% vs -5%)
    Chime Financial (-19%), Fiserv (-27%), Rocket Companies (-19%), and Exor (-9%)
  Non-financial holding
    Prosus (-30%)
  Individual holdings
    Wells Fargo (-10%), Markel Group (-9%), and Ping An Insurance (-20%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Financial Fund (Class Y)	13.96%	13.16%	13.35%
S&P 500 Index	22.32%	13.40%	15.50%
S&P 500 Financials Index	4.05%	9.85%	13.39%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 1,200,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in billions)	$1.2
Total number of portfolio holdings as of 06/30/26	31
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Industries as of 06/30/26 Net Assets
Banks	43.60%
Insurance	20.18%
Financial Services	13.66%
Consumer Finance	12.69%
Capital Markets	7.00%

C000009546 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class Y
Trading Symbol	DCSYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class Y)	$35	0.67%*
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 11.44%, versus a 10.21% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 73% of net assets invested in stocks, 11% in bonds, and 16% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Contributors to Performance
  Information Technology (Equities only) - significantly outperformed the Index sector (+104% vs +20%)
    Applied Materials (+182%) - largest individual contributor
    Texas Instruments (+74%)
  Health Care (Equities only) - outperformed the Index sector (+21% vs +3%)
    CVS Health (+33%), Viatris (+30%), and Quest Diagnostics (+23%)
  Financials (Equities only) - outperformed the Index sector (+1% vs -1%)
    Bank of New York Mellon (+26%)
  Communication Services (Equities only) - outperformed the Index sector (+6% vs +1%) and underweight
  (average weighting 5% vs 10%)
    Alphabet (+13%)
  Individual equity holdings
    Owens Corning (+44%), Devon Energy (+11%), and Chubb (+10%)
    Devon Energy - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
Detractors from Performance
  Significantly overweight in weaker performing Financials sector (Equities only) - (average weighting 34% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Markel Group (-9%), Wells Fargo (-10%), and AIA Group (-10%)
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 35%)
    Microsoft (-23%)
  Overweight in Health Care (Equities only) - (average weighting 28% vs 9%)
    Solventum (-3%)
  In a stronger market, the Fund’s relative performance was hindered by its 25% combined average position in bonds and repurchase agreements (cash)
  Individual equity holdings
    JBS (-11%), AUMOVIO (-18%), Meta Platforms (-15%), and Tourmaline (-5%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Balanced Fund (Class Y)	23.45%	11.42%	11.73%
S&P 500 Index	22.32%	13.40%	15.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 319,400,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 826,200
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$319.4
Total number of portfolio holdings as of 06/30/26	66
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (in thousands)	$826.2

Holdings [Text Block]	Asset Allocation as of 06/30/26 Net Assets
Common Stock	72.83%
Short-Term Investments	16.01%
Mortgages	8.17%
Corporate Bonds	1.53%
Small Business Administration	0.88%

Material Fund Change [Text Block]
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009545 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class C
Trading Symbol	DCSCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class C)	$91	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 10.85%, versus a 10.21% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 73% of net assets invested in stocks, 11% in bonds, and 16% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Contributors to Performance
  Information Technology (Equities only) - significantly outperformed the Index sector (+104% vs +20%)
    Applied Materials (+182%) - largest individual contributor
    Texas Instruments (+74%)
  Health Care (Equities only) - outperformed the Index sector (+21% vs +3%)
    CVS Health (+33%), Viatris (+30%), and Quest Diagnostics (+23%)
  Financials (Equities only) - outperformed the Index sector (+1% vs -1%)
    Bank of New York Mellon (+26%)
  Communication Services (Equities only) - outperformed the Index sector (+6% vs +1%) and underweight
  (average weighting 5% vs 10%)
    Alphabet (+13%)
  Individual equity holdings
    Owens Corning (+44%), Devon Energy (+11%), and Chubb (+10%)
    Devon Energy - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
Detractors from Performance
  Significantly overweight in weaker performing Financials sector (Equities only) - (average weighting 34% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Markel Group (-9%), Wells Fargo (-10%), and AIA Group (-10%)
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 35%)
    Microsoft (-23%)
  Overweight in Health Care (Equities only) - (average weighting 28% vs 9%)
    Solventum (-3%)
  In a stronger market, the Fund’s relative performance was hindered by its 25% combined average position in bonds and repurchase agreements (cash)
  Individual equity holdings
    JBS (-11%), AUMOVIO (-18%), Meta Platforms (-15%), and Tourmaline (-5%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Balanced Fund (Class C) — Without CDSC*	22.14%	10.23%	10.70%
Davis Balanced Fund (Class C) — With CDSC*,**	21.14%	10.23%	10.70%
S&P 500 Index	22.32%	13.40%	15.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 319,400,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 826,200
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$319.4
Total number of portfolio holdings as of 06/30/26	66
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (in thousands)	$826.2

Holdings [Text Block]	Asset Allocation as of 06/30/26 Net Assets
Common Stock	72.83%
Short-Term Investments	16.01%
Mortgages	8.17%
Corporate Bonds	1.53%
Small Business Administration	0.88%

Material Fund Change [Text Block]
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009543 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class A
Trading Symbol	RPFCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class A)	$51	0.97%*
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 11.27%, versus a 10.21% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 73% of net assets invested in stocks, 11% in bonds, and 16% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Contributors to Performance
  Information Technology (Equities only) - significantly outperformed the Index sector (+104% vs +20%)
    Applied Materials (+182%) - largest individual contributor
    Texas Instruments (+74%)
  Health Care (Equities only) - outperformed the Index sector (+21% vs +3%)
    CVS Health (+33%), Viatris (+30%), and Quest Diagnostics (+23%)
  Financials (Equities only) - outperformed the Index sector (+1% vs -1%)
    Bank of New York Mellon (+26%)
  Communication Services (Equities only) - outperformed the Index sector (+6% vs +1%) and underweight
  (average weighting 5% vs 10%)
    Alphabet (+13%)
  Individual equity holdings
    Owens Corning (+44%), Devon Energy (+11%), and Chubb (+10%)
    Devon Energy - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
Detractors from Performance
  Significantly overweight in weaker performing Financials sector (Equities only) - (average weighting 34% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Markel Group (-9%), Wells Fargo (-10%), and AIA Group (-10%)
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 35%)
    Microsoft (-23%)
  Overweight in Health Care (Equities only) - (average weighting 28% vs 9%)
    Solventum (-3%)
  In a stronger market, the Fund’s relative performance was hindered by its 25% combined average position in bonds and repurchase agreements (cash)
  Individual equity holdings
    JBS (-11%), AUMOVIO (-18%), Meta Platforms (-15%), and Tourmaline (-5%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Balanced Fund (Class A) — Without sales charge	23.08%	11.08%	11.38%
Davis Balanced Fund (Class A) — With sales charge*	17.23%	10.01%	10.84%
S&P 500 Index	22.32%	13.40%	15.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 319,400,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 826,200
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$319.4
Total number of portfolio holdings as of 06/30/26	66
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (in thousands)	$826.2

Holdings [Text Block]	Asset Allocation as of 06/30/26 Net Assets
Common Stock	72.83%
Short-Term Investments	16.01%
Mortgages	8.17%
Corporate Bonds	1.53%
Small Business Administration	0.88%

Material Fund Change [Text Block]
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009547 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class A
Trading Symbol	RPFRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class A)	$53	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund slightly outperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 12.39%, versus a 12.36% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotel & Resort REITs (+42%), Health Care REITs (+20%), and Retail REITs (+20%)
    Weakest performing industries - Real Estate Management & Development (-18%), Residential REITs (+7%), and Industrial REITs (+8%)
Contributors to Performance
  Specialized REITs - outperformed the Index industry (+18% vs +14%)
    Equinix (+37%) and Fermi (+71%) - two largest individual contributors
    Public Storage (+25%) and Digital Realty Trust (+18%)
    Fermi - new purchase during the period
  Underweight in Real Estate Management & Development (average weighting 4% vs 6%), the weakest performing industry of the Index
  Office REITs - outperformed the Index industry (+15% vs +13%) and overweight (average weighting 18% vs 3%)
    Cousins Properties (+19%) and COPT Defense Properties (+33%)
  Individual holdings
    Healthpeak Properties (+38%), Brixmor Property Group (+23%), Simon Property Group (+24%), and Sunstone Hotel Investors (+30%)
Detractors from Performance
  Underweight in Health Care REITs - (average weighting 10% vs 16%)
    Alexandria Real Estate Equities (+11%) - negatively impacted by sales in second half of period when performance rebounded
  Industrial REITs - underperformed the Index industry (+6% vs +8%)
    Rexford Industrial Realty (-11%) - largest individual detractor
  Overweight in Residential REITs - (average weighting 17% vs 11%)
    Sun Communities (-1%)
  Underweight in Retail REITs - (average weighting 11% vs 14%)
    NETSTREIT (-3%) - no longer a Fund holding
  Individual holdings
    SBA Communications (-19%), CBRE Group (-19%), American Tower (-5%), Jones Lang LaSalle (-12%), and VICI Properties (-2%)
    SBA Communications, CBRE Group, and Jones Lang LaSalle - new purchases during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class A) — Without sales charge	7.89%	1.00%	3.99%
Davis Real Estate Fund (Class A) — With sales charge*	2.77%	0.03%	3.48%
S&P 500 Index	22.32%	13.40%	15.50%
Wilshire U.S. Real Estate Securities Index	14.27%	5.17%	5.81%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 126,100,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 322,700
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$126.1
Total number of portfolio holdings as of 06/30/26	41
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$322.7

Holdings [Text Block]	Top Industries as of 06/30/26 Net Assets
Specialized REITs	23.75%
Office REITs	20.13%
Residential REITs	16.66%
Industrial REITs	12.32%
Health Care REITs	10.12%

C000009549 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class C
Trading Symbol	DRECX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class C)	$92	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 11.98%, versus a 12.36% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotel & Resort REITs (+42%), Health Care REITs (+20%), and Retail REITs (+20%)
    Weakest performing industries - Real Estate Management & Development (-18%), Residential REITs (+7%), and Industrial REITs (+8%)
Detractors from Performance
  Specialized REITs - outperformed the Index industry (+18% vs +14%)
    Equinix (+37%) and Fermi (+71%) - two largest individual contributors
    Public Storage (+25%) and Digital Realty Trust (+18%)
    Fermi - new purchase during the period
  Underweight in Real Estate Management & Development (average weighting 4% vs 6%), the weakest performing industry of the Index
  Office REITs - outperformed the Index industry (+15% vs +13%) and overweight (average weighting 18% vs 3%)
    Cousins Properties (+19%) and COPT Defense Properties (+33%)
  Individual holdings
    Healthpeak Properties (+38%), Brixmor Property Group (+23%), Simon Property Group (+24%), and Sunstone Hotel Investors (+30%)
Contributors to Performance
  Underweight in Health Care REITs - (average weighting 10% vs 16%)
    Alexandria Real Estate Equities (+11%) - negatively impacted by sales in second half of period when performance rebounded
  Industrial REITs - underperformed the Index industry (+6% vs +8%)
    Rexford Industrial Realty (-11%) - largest individual detractor
  Overweight in Residential REITs - (average weighting 17% vs 11%)
    Sun Communities (-1%)
  Underweight in Retail REITs - (average weighting 11% vs 14%)
    NETSTREIT (-3%) - no longer a Fund holding
  Individual holdings
    SBA Communications (-19%), CBRE Group (-19%), American Tower (-5%), Jones Lang LaSalle (-12%), and VICI Properties (-2%)
    SBA Communications, CBRE Group, and Jones Lang LaSalle - new purchases during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class C) — Without CDSC*	7.08%	0.22%	3.30%
Davis Real Estate Fund (Class C) — With CDSC*,**	6.08%	0.22%	3.30%
S&P 500 Index	22.32%	13.40%	15.50%
Wilshire U.S. Real Estate Securities Index	14.27%	5.17%	5.81%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 126,100,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 322,700
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$126.1
Total number of portfolio holdings as of 06/30/26	41
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$322.7

Holdings [Text Block]	Top Industries as of 06/30/26 Net Assets
Specialized REITs	23.75%
Office REITs	20.13%
Residential REITs	16.66%
Industrial REITs	12.32%
Health Care REITs	10.12%

C000009550 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class Y
Trading Symbol	DREYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class Y)	$40	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund slightly outperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 12.52%, versus a 12.36% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotel & Resort REITs (+42%), Health Care REITs (+20%), and Retail REITs (+20%)
    Weakest performing industries - Real Estate Management & Development (-18%), Residential REITs (+7%), and Industrial REITs (+8%)
Contributors to Performance
  Specialized REITs - outperformed the Index industry (+18% vs +14%)
    Equinix (+37%) and Fermi (+71%) - two largest individual contributors
    Public Storage (+25%) and Digital Realty Trust (+18%)
    Fermi - new purchase during the period
  Underweight in Real Estate Management & Development (average weighting 4% vs 6%), the weakest performing industry of the Index
  Office REITs - outperformed the Index industry (+15% vs +13%) and overweight (average weighting 18% vs 3%)
    Cousins Properties (+19%) and COPT Defense Properties (+33%)
  Individual holdings
    Healthpeak Properties (+38%), Brixmor Property Group (+23%), Simon Property Group (+24%), and Sunstone Hotel Investors (+30%)
Detractors from Performance
  Underweight in Health Care REITs - (average weighting 10% vs 16%)
    Alexandria Real Estate Equities (+11%) - negatively impacted by sales in second half of period when performance rebounded
  Industrial REITs - underperformed the Index industry (+6% vs +8%)
    Rexford Industrial Realty (-11%) - largest individual detractor
  Overweight in Residential REITs - (average weighting 17% vs 11%)
    Sun Communities (-1%)
  Underweight in Retail REITs - (average weighting 11% vs 14%)
    NETSTREIT (-3%) - no longer a Fund holding
  Individual holdings
    SBA Communications (-19%), CBRE Group (-19%), American Tower (-5%), Jones Lang LaSalle (-12%), and VICI Properties (-2%)
    SBA Communications, CBRE Group, and Jones Lang LaSalle - new purchases during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class Y)	8.16%	1.26%	4.23%
S&P 500 Index	22.32%	13.40%	15.50%
Wilshire U.S. Real Estate Securities Index	14.27%	5.17%	5.81%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 126,100,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 322,700
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$126.1
Total number of portfolio holdings as of 06/30/26	41
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$322.7

Holdings [Text Block]	Top Industries as of 06/30/26 Net Assets
Specialized REITs	23.75%
Office REITs	20.13%
Residential REITs	16.66%
Industrial REITs	12.32%
Health Care REITs	10.12%

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